HSBC Investor Funds
HSBC Investor Core Plus Fixed Income Fund
HSBC Investor High Yield Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund
HSBC Investor New York Tax-Free Bond Fund
HSBC Investor Growth Fund
HSBC Investor Mid-Cap Fund
HSBC Investor Opportunity Fund
HSBC Investor International Equity Fund / HSBC Investor Overseas Equity Fund
HSBC Investor Value Fund

HSBC Advisor Funds Trust
HSBC Investor Opportunity Fund
HSBC Investor Core Plus Fixed Income Fund
HSBC Investor International Equity Fund / HSBC Investor Overseas Equity Fund

HSBC LifeLine Funds
HSBC Investor Aggressive Growth Strategy Fund
HSBC Investor Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund
HSBC Investor Conservative Growth Strategy Fund

(Collectively the “Funds”)

Supplement Dated June 18, 2008
to the Prospectuses Dated February 28, 2008,
as Supplemented to Date

          Effective June 2, 2008, the Funds’ investment adviser and administrator “HSBC Investments (USA) Inc.” changed its name to “HSBC Global Asset Management (USA) Inc.” Accordingly, all references in the Prospectuses to “HSBC Investments (USA) Inc.” are replaced with “HSBC Global Asset Management (USA) Inc.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSEPCTUS
FOR FUTURE REFERENCE